Investment Strategy - Roundhill Neocloud ETF	Aug. 05, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in the equity securities of “Neocloud Companies.” “Neocloud” refers to cloud computing providers whose infrastructure is purpose-built for artificial intelligence and other accelerated computing workloads. Neocloud providers principally offer customers access to large clusters of graphics processing units (“GPUs”) and other specialized processors, typically on a rental or “as-a-service” basis, housed in high-density data centers designed to meet substantial power, cooling, and networking demands. The Fund will generally seek to invest primarily in the equity securities of “Neocloud Companies,” but may also seek exposure to Neocloud Companies through derivative instruments, such as swap agreements and forward contracts.

The Fund’s adviser, Roundhill Financial Inc. (“Roundhill” or the “Adviser”), identifies Neocloud Companies as those companies with at least 50% of their revenues, contracted backlog or committed capital expenditure programs attributable to the research, development, construction, operation or commercialization of one or more of the following neocloud technologies and services:

●	GPU-as-a-Service (“GPUaaS”) platforms;

●	High-density colocation (“HDC”) data centers purpose-built or retrofitted for artificial intelligence (“AI”) and high-performance computing (“HPC”) workloads;

●	AI platforms that enable enterprises to train, deploy and manage AI models at scale;

●	Data center development, construction and operation services;

●	Cooling and advanced thermal management infrastructure designed for Graphics Processing Unit (“GPU”)-dense AI computing environments;

●	Development of power generation, grid interconnection, and on-site power delivery infrastructure for, or primarily serving, AI and HPC data centers;

●	High-speed networking infrastructure;

●	Digital infrastructure companies undergoing strategic transformation from cryptocurrency mining or blockchain operations to AI and HPC data center operations; and

●	Other related neocloud, AI infrastructure and GPU computing technologies and services.

For additional information with respect to neocloud technologies and services in which the Fund may invest, please see the section entitled “Additional Information About the Fund’s Principal Investment Strategies”.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities (which may include depositary receipts) or financial instruments (i.e., swap agreements or forward contracts) that provide exposure to Neocloud Companies. For purposes of compliance with this investment policy, derivative contracts (i.e., swap agreements and forward contracts) will be valued at their notional value.

In seeking to achieve the Fund’s investment objective, the Adviser constructs the portfolio in accordance with its proprietary security selection methodology that is a form of modified market cap weighting, allotting larger allocations to the largest incumbents in the Neocloud space. The Fund will also seek to invest in those companies with a minimum market capitalization of $500 million and an average daily trading volume of at least $5 million. The Adviser rebalances and reconstitutes the weighting of the companies comprising the Fund’s portfolio on at least a quarterly basis.

The Fund may invest in U.S. and non-U.S. companies (including those operating in developed or emerging market countries) through investments in depositary receipts, including American Depositary Receipts (“ADRs”). The Fund may invest significantly in the securities of Asian issuers. While the Neocloud Companies in which the Fund will invest may be small-, mid- or large-capitalization issuers, many of such companies are relatively small and may have limited product lines, markets, financial resources, or personnel.

ADRs are receipts issued by a depositary, usually a U.S. bank, and represent an ownership interest in an underlying security held by the depositary. The Fund may invest in sponsored and unsponsored ADRs. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and can be listed on major U.S. exchanges. Unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security, trade over-the-counter (“OTC”) and limit shareholder benefits and voting rights. Certain of the ADRs to which the Fund may have investment exposure may be structured as variable interest entities or “VIEs.” A VIE is a special structure designed to provide foreign investors with exposure to Chinese companies where direct foreign ownership is prohibited or limited. Investments in VIEs come with additional risks that are described in the section entitled “Principal Risks.” The Fund may also derive investment exposure to Chinese companies through investments in China A-Shares. China A-Shares represent equity securities of companies incorporated in mainland China, traded on the Shanghai and Shenzhen stock exchanges.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on predetermined investments or instruments for a specified time period. The Fund enters into one or more OTC swap agreements with major global financial institutions for a specified period to provide exposure to Neocloud Companies. The terms of the Fund’s OTC swap agreement are expected to provide payments whereby only the net amount is paid to the counterparty entitled to receive the net payment. The Fund’s obligations (or rights) under the OTC swap agreement will be equal only to the net amount to be paid or owed under the agreement, based on the relative values of the positions held by each counterparty. The swap has a similar economic effect as if the Fund were to invest in the assets underlying the swap in an amount equal to the notional amount of the swap. The return to the Fund on such swap should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. However, unlike cash investments in the underlying assets, the Fund will not be an owner of the underlying assets and will not have voting or similar rights in respect of such assets.

The Fund may hold cash, cash-like instruments or high-quality fixed income securities (collectively, a “Cash Position”). The Cash Position may be used to satisfy redemption requests, support the Fund’s use of unfunded total return swaps, manage liquidity, meet collateral or margin requirements, pay Fund expenses or pending investment in other instruments. The Cash Position may consist of income-producing (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury securities with remaining maturities of one year or less; (2) money market funds; (3) fixed income ETFs; (4) collateralized repurchase agreements; (5) investment-grade corporate debt securities, such as commercial paper and other short-term unsecured promissory notes; and/or (6) other eligible collateral instruments.

The Fund will concentrate (i.e., invest more than 25% of its total assets) its investments in an industry or group of industries comprising the industrials and information technology sectors.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).